COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Minimum annual rental commitments on operating leases
2015	$ 50.9
2016	37.4
2017	22.3
2018	13.6
2019	10.3
2020 and thereafter	39.3
Total minimum lease payments	173.8
Rent expense for operating leases from continuing operations	$ 67	$ 70	$ 75